UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF LOSS - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Other operating income	€ 1,344	€ 994
Total operating income	1,344	994
Sales and marketing	(1,748)	(860)
Research and development	(49,542)	(39,301)
General and administrative	(6,283)	(8,033)
Total operating expenses	(57,574)	(48,194)
Operating loss	(56,229)	(47,200)
Financial expenses	(4,769)	(6,723)
Financial income	12,759	1,552
Financial gain (loss)	7,989	(5,170)
Net loss before tax	(48,240)	(52,370)
Income tax	(228)	0
Net loss for the period	€ (48,468)	€ (52,370)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	78,958,563	63,378,911
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	78,958,563	63,378,911
Basic loss per share (in euro per share)	€ (0.61)	€ (0.83)
Diluted loss per share (in euro per share)	€ (0.61)	€ (0.83)